BRANDON J. CAGE
Assistant Vice President, Counsel
Law Department
Phone: 949-219-3943
Fax: 949-219-6952
Brandon.Cage@PacificLife.com
June 22, 2009
Attention: EDGAR Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0506

Re:	Registration Statement for the Pacific One Select Individual Flexible Premium Deferred Variable Annuity (File Number to be Assigned) funded by Separate Account A (File Number 811-09203) of Pacific Life & Annuity Company; Request for Selective Review
Dear Sir or Madam:
On behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific One Select Individual Flexible Premium Deferred Variable Annuity Contract (“Pacific One Select” or “Contract”), which is funded by the Separate Account.
PL&A is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).”
The prospectus for Pacific One Select is based on, and is substantially similar to, the prospectus for the Pacific Voyages Individual Flexible Premium Deferred Variable Annuity (File No. 333-136598) (“Pacific Voyages”) offered by PL&A. The staff previously reviewed the Pacific Voyages disclosure in connection with its review of the Initial N-4 filing (filed August 14, 2006), Pre-Effective Amendment No.1 (filed November 8, 2006) and Pre-Effective Amendment No. 2 (filed on December 6, 2008) of Pacific Voyages. In addition, the staff previously reviewed disclosure for the optional benefit riders in connection with its review of multiple filings (e.g. CoreIncome Advantage — filed February 9, 2009, Automatic Income Builder, Flexible Lifetime Income Plus (Single and Joint) — filed July 2, 2009) and for other features like the Custom Model program (filed July 2, 2009) filed under Pacific Voyages (File No. 333-136597) offered by Pacific Life Insurance Company.
By copy of this letter, we are sending an electronic copy of the Pacific One Select prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the current Pacific Voyages prospectus and SAI.
The prospectus disclosure included in Pacific One Select differs materially from the current Pacific Voyages prospectus as follows:
1.	There is no surrender charge/contingent deferred surrender charge.

2.	Different base contract fees (M&E, Admin, etc.) and does not have an Annual Fee.

3.	There is no general account fixed option offered.

Securities and Exchange Commission
Registration Statement for Pacific One Select on behalf of PL&A
June 22, 2009

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.

Sincerely,
/s/ BRANDON J. CAGE
Brandon J. Cage